CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,622,518)	¥ (11,295,652)	¥ (9,638,979)	¥ (5,021,174)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	143,488	998,938	474,223	167,858
Allowance against receivables	15,579	108,459
Write-downs of inventory	1,498	10,427	0	0
Impairment on property, plant and equipment	10,813	75,278
Foreign exchange loss	1,993	13,876	36,597	49,503
Share-based compensation expenses	47,903	333,495	679,468	90,296
Investment income				(3,498)
Gain from disposal of an equity investee	(5,849)	(40,722)
Share of losses of equity investee	9,262	64,478	9,722	5,375
Loss on disposal of property, plant and equipment	7,303	50,845	21,547	6,192
Amortization of right-of-use assets	74,986	522,035
Changes in operating assets and liabilities:
Prepayments and other current assets	(8,437)	(58,728)	(811,138)	(404,762)
Inventory	81,755	569,163	(1,375,862)	(89,464)
Other non-current assets	(35,039)	(243,936)	(657,986)	(66,698)
Taxes payable	(1,142)	(7,948)	21,398	9,650
Trade receivable	(97,899)	(681,556)	(756,508)
Trade payable	16,738	116,527	2,827,144
Long-term receivables	(11,925)	(83,021)	(574,677)
Operating lease liabilities	(49,603)	(345,323)
Non-current deferred revenue	14,708	102,391	193,524
Accruals and other liabilities	121,860	848,361	1,348,622	603,374
Other non-current liabilities	31,731	220,907	291,137	78,629
Net cash used in operating activities	(1,252,795)	(8,721,706)	(7,911,768)	(4,574,719)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(245,165)	(1,706,787)	(2,643,964)	(1,113,893)
Purchases of short-term investments	(316,407)	(2,202,762)	(8,090,703)
Proceeds from sale of short-term investments	1,040,890	7,246,465	2,936,000
Purchase of held for trading securities				(1,337,413)
Sale of held for trading securities				1,340,911
Loan to related parties			(65,342)
Loan repayment from related parties			34,066
Acquisitions of equity investees	(4,525)	(31,500)	(110,900)	(52,500)
Acquisition of additional interests in subsidiaries from non-controlling interests				(27,378)
Proceeds from disposal of equity investees	11,011	76,653
Net cash provided by/(used in) investing activities	485,804	3,382,069	(7,940,843)	(1,190,273)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	7,296	50,790	42,251	6,207
Capital injection from non-controlling interests			14,500	13,376
Deposit from non-controlling interest			47,124
Proceeds from issuance of redeemable non-controlling interests			1,265,900
Repayment of non-recourse loan			82,863
Repurchase of restricted shares			(7,490)
Principal payments on finance leases	(6,308)	(43,916)
Proceeds from issuance of convertible promissory note	620,882	4,322,457		312,624
Repayment of convertible promissory note				(325,013)
Proceeds from borrowings	197,733	1,376,580	2,668,461	633,688
Repayments of borrowings	(375,041)	(2,610,958)	(120,205)
Proceeds from issuance of ordinary share, net			7,531,037
Net cash provided by financing activities	444,562	3,094,953	11,603,092	12,867,334
Effects of exchange rate changes on cash, cash equivalents and restricted cash	1,460	10,166	(56,947)	(168,120)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(320,969)	(2,234,518)	(4,306,466)	6,934,222
Cash, cash equivalents and restricted cash at beginning of the year	463,154	3,224,387	7,530,853	596,631
Cash, cash equivalents and restricted cash at end of the year	142,185	989,869	3,224,387	7,530,853
NON-CASH INVESTING AND FINANCING ACTIVITIES
Issuance of series D convertible redeemable preferred shares				85,553
Acquisition of an equity investee	5,161	35,931
Accrual related to purchase of property and equipment	161,124	1,121,715	1,027,377	410,726
Total	166,285	1,157,646	1,027,377	496,279
Supplemental Disclosure
Interest paid	37,401	260,377	112,682	15,434
Income taxes paid	$ 2,613	¥ 18,189	11,157	1,129
Series A convertible redeemable preferred shares
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				273,686
Series B
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				240,066
Series C
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs				4,398,313
Series D
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs			¥ 78,651	¥ 7,314,387